Loss per share - Schedule of loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [line items]
Dilutive effect of convertible instruments on number of ordinary shares	10,181,654	8,442,172	1,922,394
Warrants
Earnings per share [line items]
Dilutive effect of convertible instruments on number of ordinary shares	6,956,795	6,749,109	467,451
Stock options
Earnings per share [line items]
Dilutive effect of share options on number of ordinary shares	3,224,859	1,693,063	1,454,943